Expenses by Nature	12 Months Ended
Dec. 31, 2025
Expenses by Nature [Abstract]
Expenses by nature

26 Expenses by nature

The Group’s policy is to present expenses by function in the statement of income. Expenses by nature are disclosed below:

	2025	2024	2023
Cost of sales
Cost of inventories, raw materials and production inputs	(64,064,509)	(55,402,817)	(55,435,841)
Salaries and benefits	(8,785,199)	(8,260,103)	(7,641,355)
Depreciation and amortization	(2,035,194)	(1,931,401)	(1,873,776)
	(74,884,902)	(65,594,321)	(64,950,972)
Selling
Freight and selling expenses	(3,883,770)	(3,637,983)	(3,848,089)
Salaries and benefits	(583,573)	(715,562)	(302,395)
Depreciation and amortization	(85,802)	(71,114)	(63,990)
Advertising and marketing	(365,470)	(319,018)	(313,736)
Net impairment recovery (losses)	20,603	(10,588)	(7,748)
Commissions	(90,715)	(73,019)	(58,376)
	(4,988,727)	(4,827,284)	(4,594,334)
General and administrative
Salaries and benefits	(1,117,581)	(903,731)	(1,247,927)
Fees, services purchased and general expenses (1)	(684,091)	(911,428)	(735,386)
Depreciation and amortization	(187,524)	(187,035)	(211,095)
DOJ - department of justice and Antitrust agreements	(182,275)	(253,731)	(102,500)
Donations and social programs (2)	(15,805)	(22,467)	(18,166)
	(2,187,276)	(2,278,392)	(2,315,074)

(1)	Includes additions, reversals and changes in estimates of legal expenses.
(2)	Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Group to support actions for social transformation where the Group is present and donations to the JBS Fund For The Amazon.

For the year ended December 31, 2025, the Group incurred expenses with internal research and development, in the amount of US$2,889 (US$1,185 and US$5,135 for the years ended December 31, 2024 and 2023).

26.1 - Other income and expenses

Other income: For the year ended December 31, 2025, the Group recognized other income in the amount of US$111,929 (US$84,525 and US$148,625 for the year ended December 31, 2024 and 2023), that mainly relates to results on sale of assets totaling US$47,227 (US$22,467 and US$19,617 for the year ended December 31, 2024 and 2023), insurance recovery totaling US$2,792 (US$50 and US$21,305 for the year ended December 31, 2024 and 2023), tax refund and extemporaneous tax credit totaling US$14,842 (US$6,993 and US$48,825 for the year ended December 31, 2024 and 2023), rental income totaling US$5,902, insurance claim recoveries totaling US$2,792, quota gain totaling US$1,502, and government grant income totaling US$2,093, among other non-significant items, among other non-significant items.

Other expenses: For the year ended December 31, 2025, the Group has recorded other expenses amounting to US$75,529 (US$189,254 and US$122,228 for the year ended December 31, 2024 and 2023), that mainly related to PPC restructuring expenses totaling US$31,354 (US$93,388 and US$44,338 for the year ended December 31, 2024 and 2023), loss on the sale of assets totaling US$19,275 (US$16,859 and US$37,652 for the year ended December 31, 2024 and 2023), among other non-significant items.

Restructuring related expenses

In the year ended December 31, 2025 the indirect subsidiary JBS USA recognized US$31,354 (US$96,616 for the year in 2024 and US$53,275 in 2023), in restructuring expenses related to its subsidiary PPC.

In 2022, PPC began restructuring initiatives in its European operations. Additional restructuring initiatives also commenced in 2023 and 2024. The purpose of the restructuring activities is to integrate central operations and reallocate processing capacities between production facilities resulting in closures of some facilities in the European operations.

The following table provides a summary of PPC’s estimates of timelines and costs associated with these restructuring initiatives by major type of cost:

	Pilgrim’s Food Masters	Pilgrim’s Europe Central	Total

Earliest implementation date	2024	2024
Expected predominant completion date	2025	2025

Costs incurred and expected to be incurred:

Employee-related costs	19,413	53,350	72,763
Asset impairment costs	10,865	1,855	12,720
Contract termination costs	845	1,745	2,590
Other exit and disposal costs (1)	7,938	5,584	13,522
Total exit and disposal costs	39,061	62,534	101,595

Costs incurred since earliest implementation date:

Employee-related costs	19,413	53,350	72,763
Asset impairment costs	10,865	1,855	12,720
Contract termination costs	845	1,745	2,590
Other exit and disposal costs (1)	7,938	5,584	13,522
Total exit and disposal costs	39,061	62,534	101,595

(1)	Comprised of other costs directly related to the restructuring initiatives, including Moy Park flock depletion, the write-off of Pilgrim’s Pride Ltd. prepaid maintenance costs and Pilgrim’s Food Masters consulting fees.

During the year ended December 31, 2025, PPC recognized the following expenses and paid the following cash related to each restructuring initiative:

	2025
	Provisions	Expenses	Cash Outlays

Pilgrims Europe Central	8,152	29,839	24,591
Pilgrim’s Food Masters	727	(1,672)	4,676
Prior programs substantially complete	—	3,187	2,480
Total	8,879	31,354	31,747

	2024
	Provisions	Expenses	Cash Outlays

Pilgrims Europe Central	4,204	32,692	26,490
Pilgrim’s Food Masters	7,123	40,735	25,909
Pilgrim’s Pride Ltd.	571	20,066	4,678
Moy Park	1,784	(105)	869
Total	13,682	93,388	57,946

The following table reconciles liabilities and reserves associated with each restructuring initiative from December 31, 2024 to December 31, 2025 and from December 31, 2023 to December 31, 2024. Ending liability balances for employee termination benefits and other charges are reported in accrued payroll and social charges in the Consolidated Statements of financial position. The ending reserve balance for inventory adjustments is reported in inventories, net in the Consolidated Statements of financial position. The ending reserve balance for asset impairments is reported in property, plant and equipment, net in the Consolidated Statements of financial position.

	Liability reserve as of December 31, 2024	Restructuring charges incurred	Cash payments and disposals	Currency translation	Liability reserve as of December 31, 2025

Severance	4,781	25,212	(25,355)	952	5,590
Contract termination	1,718	1,867	(3,587)	219	217
Asset impairment	91	55	(151)	5	—
Other	7,092	4,220	(8,516)	276	3,072
Total	13,682	31,354	(37,609)	1,452	8,879

	Liability reserve as of December 31, 2023	Restructuring charges incurred	Cash payments and disposals	Currency translation	Liability reserve as of December 31, 2024

Severance	3,651	46,474	(45,267)	(77)	4,781
Contract termination	1,597	2,854	(2,684)	(49)	1,718
Asset impairment	359	29,392	(29,655)	(5)	91
Other	4,631	14,663	(12,050)	(152)	7,092
Total	10,238	93,383	(89,656)	(283)	13,682